Loan Level Exception - Disposition (Loan Grades)

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Edgar Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	55301688	XXXX	Xxxxxxxx Xxxxx	xxxxxxx	NY	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.
[2] State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: New York Subprime Loan: APR on subject loan of x.xxxx% is in excess of allowable threshold of Prime Mortgage Market Rate 3.86000% + 1.75%, or 5.61000%.  Compliant SubPrime Loan.
[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX018)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofx.xxxx% or Final Disclosure APR of x.xxxx% is in excess of allowable threshold of APOR 4.63% + 1.5%, or 6.13000%. Compliant Higher Priced Mortgage Loan.	State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): . Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: Revised Loan Estimate dated XX/XX/XXXX received on same date the Closing Disclosure datedXX/XX/XXXX was received.	REVIEWER - WAIVED COMMENT (xxxx-xx-xx): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (xxxx-xx-xx): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (xxxx-xx-xx): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (xxxx-xx-xx): [Redacted] mortgage purchases HPML compliant loans.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML xxxx Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	CA	B	B	B	B	RB	A	A	A	A	VA	B	B	B	B	B
XXXX	XXXX	86115090	XXXX	Xxxxxxxx Xxxxx	xxxxxxx	MI	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
[2] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX018)	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: LO Originator Compensation disclosure not proivded
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $22,281.00, while closing CD seller's fees total $0.00	BUYER - WAIVED COMMENT (xxxx-xx-xx): [Redacted] has elected to waive this EV2 exception. BUYER - WAIVED COMMENT (xxxx-xx-xx): [Redacted] has elected to waive this EV2 exception. BUYER - WAIVED COMMENT (xxxx-xx-xx): [Redacted] has elected to waive this EV2 exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			-	A	A	A	A	CA	B	B	B	B	RB	A	A	A	A	VA	B	B	B	B	B
XXXX	XXXX	1811011058	XXXX	Xxxxxxxx Xxxxx	xxxxxxx	IL	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX018)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $18,931.22 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX018)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/641481)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/641481)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX018)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $635.00 exceeds tolerance of $175.00.  Sufficient or excess cure was provided to the borrower. (7726)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $635.00 exceeds tolerance of $175.00.  Insufficient or no cure was provided to the borrower. (7726)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.46810% or Final Disclosure APR of 9.52800% is in excess of allowable threshold of APOR 4.85% + 2.5%, or 7.35000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - TRID Final Closing Disclosure Assumption: Fixed rate note with no assumption verbiage, final CD shows assumption is allowed.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: Escrowed costs over 1 year is off due to HOI premium.  Monthly HOI per dec in file is $91.92/mo. or $1103.00 annually.  Final CD shows monthly HOI is $92.00/mo.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: Escrow payment off on CD.  Monthly HOI per dec in file is $91.92/mo. or $1103.00 annually.  Final CD shows monthly HOI is $92.00/mo.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: Payment off on CD.  Monthly HOI per dec in file is $91.92/mo. or $1103.00 annually.  Final CD shows monthly HOI is $92.00/mo.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: 12 months at $92.00/mo. should be $1104.00 but prepaid HOI is $1103.00, which matches declaration in file.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Figure not provided, field blank.  No cure provided for endorsement fee overage.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: Cure not provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided for overage, endorsement fee increased without VCC.	BUYER - WAIVED COMMENT (xxxx-xx-xx)): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (xxxx-xx-xx)): XXXXXX has elected to waive this exception.
REVIEWER - CURED COMMENT (xxxx-xx-xx)): XXXXXX received Letter of Explanation & Corrected Closing Disclosure.
BUYER - GENERAL COMMENT (xxxx-xx-xx)): PCCD documents uploaded.
REVIEWER - CURED COMMENT (xxxx-xx-xx)): XXXXXX received  Letter of Explanation, Proof of Delivery, Corrected CD.
REVIEWER - CURED COMMENT (xxxx-xx-xx)): XXXXXX received Letter of Explanation, Proof of Delivery, Corrected CD.
BUYER - WAIVED COMMENT (xxxx-xx-xx)): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (xxxx-xx-xx)): XXXXXX has elected to waive this exception.
REVIEWER - CURED COMMENT (xxxx-xx-xx)): XXXXXX received required docuemnts, exception cured.
REVIEWER - CURED COMMENT (xxxx-xx-xx)): XXXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.
BUYER - GENERAL COMMENT (xxxx-xx-xx)): PCCD documents uploaded for review.
REVIEWER - WAIVED COMMENT (xxxx-xx-xx)): XXXXXX mortgage purXXXXXXs HPML compliant loans.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	5569518258	XXXX	Xxxxxxxx Xxxxx	xxxxxxx	OR	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total of Payments that does not match the actual total of payments for the loan. (FinXX/XX/XXXX015)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller -  Cash To Close: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Final Cash to Close that did not match the actual sum of Final cash to close figures. (FinXX/XX/XXXX015)
[2] Federal Compliance - TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure - Good Faith Violation: Fee Insurance Reserves - Other 1 provided on Final Closing Disclosure was not previously disclosed to the borrower. (8147)
[2] Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2872)
[2] Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2871)
[2] Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2870)
[2] Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2872)
[2] Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2871)
[2] Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2870)
[2] Federal Compliance - TRID - Ten Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $271.00 exceeds tolerance of $246.00 plus 10% or $270.60 (0)
[2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $40.50 exceeds tolerance of $36.00. (7520)	Federal Compliance - TRID - Good Faith Fee Tolerance: Previously disclosed as Homeowners Insurance, Sec G line 1. Now listed on Sec G line 5 as Hazard Insurance
Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Disclosed $x,xxx; Calculated x,xxx.  Dif of $0.20.
Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Disclosed $x,xxx; Calculated $x,xxx.  Dif of $0.20.
Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Disclosed $x,xxx; Calculated $x,xxx.  Dif of $0.20.
Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Disclosed $x,xxx; Calculated $x,xxx  Dif of $0.20.
Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Disclosed $x,xxx  Calculated $x,xxx.  Dif of $0.20.
Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Disclosed $x,xxx; Calculated $x,xxx Dif of $0.20.	REVIEWER - CURED COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects a TOP of $x,xxx,xxx which matches the calculated TOP of $x,xxx,xxxonce seller paid borrower fees are included which is an acceptable calculation method. Condition cured.
SELLER - GENERAL COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects a TOP of $x,xxx,xxx.
REVIEWER - CURED COMMENT (xxxx-xx-xx): Timing clarified to 60 days of discovery versus consummation, cure provided is sufficient.  Condition cured.
REVIEWER - GENERAL COMMENT (xxxx-xx-xx): The post consummation Closing Disclosure provided by lender correctly reflects the numerical items in the calculating cash to close table to sum the actual cash to close correctly; however, it was not provided within the required 60 days from consummation.
SELLER - GENERAL COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX.
REVIEWER - GENERAL COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX; however, it still reflects the incorrect negative number for closing costs financed that makes the sum of the closing costs from borrower incorrect.  Not curable within TRID regulation.
SELLER - GENERAL COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX.
REVIEWER - CURED COMMENT (xxxx-xx-xx): Data was corrected on post-close CD (XXXX).
REVIEWER - GENERAL COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the escrows as homeowner's insurance.  Not curable within TRID regulation.
SELLER - GENERAL COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the escrows as homeowner's insurance.
REVIEWER - CURED COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that correctly reflects the payment rounded.  Condition cured.
SELLER - GENERAL COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that correctly reflects the payment rounded.
REVIEWER - CURED COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that correctly reflects the payment rounded.  Condition cured.
SELLER - GENERAL COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that correctly reflects the payment rounded.
REVIEWER - CURED COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that correctly reflects the payment rounded.  Condition cured.
SELLER - GENERAL COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that correctly reflects the payment rounded.
REVIEWER - CURED COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that correctly reflects the payment rounded.  Condition cured.
SELLER - GENERAL COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that correctly reflects the payment rounded.
REVIEWER - CURED COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that correctly reflects the payment rounded.  Condition cured.
SELLER - GENERAL COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that correctly reflects the payment rounded.
REVIEWER - CURED COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that correctly reflects the payment rounded.  Condition cured.
SELLER - GENERAL COMMENT (xxxx-xx-xx): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that correctly reflects the payment rounded.
REVIEWER - CURED COMMENT (xxxx-xx-xx): Lender provided a rebuttal indicating that the cure of $4.90 provided on the final Closing Disclosure was sufficient to cure the .40 tolerance violation.  Review of the file does confirm the final Closing Disclosure contained a cure of $4.90 which was sufficient for the .40 violation.  Condition cured.
SELLER - GENERAL COMMENT (xxxx-xx-xx): Lender provided a rebuttal indicating that the cure of $4.90 provided on the final Closing Disclosure was sufficient to cure the .40 tolerance violation.
REVIEWER - CURED COMMENT (xxxx-xx-xx): Lender provided a rebuttal indicating that the cure of $4.90 provided on the final Closing Disclosure was sufficient to cure the $4.50 tolerance violation.  Review of the file does confirm the final Closing Disclosure contained a cure of $4.90 which was sufficient for the $4.50 violation.  Condition cured.
SELLER - GENERAL COMMENT (xxxx-xx-xx): Lender provided a rebuttal indicating that the cure of $4.90 provided on the final Closing Disclosure was sufficient to cure the 4.50 tolerance violation.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller -  Cash To Close: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Good Faith Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Ten Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	3419298013	XXXX	Xxxxxxxx Xxxxx	xxxxxxx	NJ	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1				1				2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of x.xxxx% is in excess of allowable threshold of APOR 3.77% + 2.5%, or 6.27000%.			Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	9539386148	XXXX	Xxxxxxxx Xxxxx	xxxxxxx	FL	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 46.63231% exceeds Guideline total debt ratio of 43.00000%. [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 666 is less than Guideline representative FICO score of 700.	REVIEWER - WAIVED COMMENT (xxxx-xx-xx): Client elects to waive. REVIEWER - WAIVED COMMENT (xxxx-xx-xx): Client elects to waive.	2	[2] General Appraisal Requirements - Valuation Error: Desk review value not provided.	REVIEWER - WAIVED COMMENT (xxxx-xx-xx): Client elects to waive.	2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of x.xxxx% or Final Disclosure APR of x.xxxx% is in excess of allowable threshold of APOR 3.19% + 1.5%, or 4.69000%. Compliant Higher Priced Loan.
																					[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX016)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Amount disclosed $3.28.	REVIEWER - CURED COMMENT (xxxx-xx-xx): Amount sufficient for needed cure.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has job stability for XX years as anXXXX in the current job with xx years in the XXXX industry. Borrower on this Full documentation loan has a disposable income of $XXXX		-	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	1907021655	XXXX	Xxxxxxxx Xxxxx	xxxxxxx	CA	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount of Cash to Close that does not match the Final value of Cash to Close in the Calculating Cash to Close table. (FinXX/XX/XXXX019)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $495.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower: The amount in the Calculating Cash to Close table is $xxx,xxxand the amount in the Summaries of Transactions is $xxx,xxx.) The difference is $2,580.19. Section K, Line 4, shows this amount as "See attached page for additional information." Page 6 of the CD has Payoffs and Payments. The attached page adds up to $2,723.11 but the amount entered in the CD is $2,580.19
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $495.00. Sufficient or excess cure was provided to the borrower at Closing	BUYER - WAIVED COMMENT (xxxx-xx-xx): XXXXXX has elected to waive this exception	Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	38617379	XXXX	Xxxxxxxx Xxxxx	xxxxxxx	FL	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Original quote of $571.00 on XX/XX/XXXX was not updated, in Prepaids section, to reflect new premium amount of $551.00 effective on XX/XX/XXXX.	REVIEWER - CURED COMMENT (xxxx-xx-xx): Rec'd LOE and corrected CD. BUYER - GENERAL COMMENT (xxxx-xx-xx): The closing attorney paid 571 to insurance company. I have included a copy of the check for records.	Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	39828389	XXXX	Xxxxxxxx Xxxxx	xxxxxxx	UT	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Use of business funds for reserves without 100% ownership is not allowed per guidelines; lender exception approval provided (pg. 8) with comp factors: 669 FICO, 50% LTV, $XXXX residual income, and 25% HDTI.	REVIEWER - WAIVED COMMENT (2017-11-13): Lender exception approval provided	1	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX017)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/311228)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/311227)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/311226)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/311225)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/311225)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX017)
[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX did not disclose number of months for Property Tax under Prepaids. (FinXX/XX/XXXX017)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Assumption: Note is assumable and Closing Disclosure reflects loan is not assumable.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: Escrow reflects prior xxxx-xxxxhomeowner's insurance policy and not the new xxxx-xxxxpolicy.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: Escrow reflects prior xxxx-xxxx homeowner's insurance policy and not the new xxxx-xxxx policy.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: Escrow reflects prior xxxx-xxxx homeowner's insurance policy and not the new xxxx-xxxxpolicy.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: Escrow reflects prior xxxx-xxxx homeowner's insurance policy and not the new xxxx-xxxx policy.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: Escrow reflects prior xxxx-xxxx homeowner's insurance policy and not the new xxxx-xxxx policy.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Prepaid amount isxxxx renewal premium and Lender captured it as 13 months instead of the actual 12 months.
Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: Number of months was left blank on the Final CD.
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Revised LE's and change of circumstance forms not provided.	REVIEWER - GENERAL COMMENT (xxxx-xx-xx): Rec'd LOE, new RTC signed by the borrower XX/XX/XXXX Unable to clear until XX/XX/XXXXafter the new 3 day right of rescission has lapsed.
BUYER - GENERAL COMMENT (xxxx-xx-xx): Hello,  Please review.  Thank you
REVIEWER - CURED COMMENT (xxxx-xx-xx): Rec'd LOE, corrected CD, evidence rescission re-opened and proof of delivery.
BUYER - WAIVED COMMENT (xxxx-xx-xx): DH accepts
REVIEWER - GENERAL COMMENT (xxxx-xx-xx): Rec'd corrected CD.  Missing Letter of Explanation, Proof of Delivery,  and Re-open Rescission.
REVIEWER - GENERAL COMMENT (xxxx-xx-xx): Rec'd LOE, new RTC signed by the borrower XX/XX/XXXX Unable to clear until XX/XX/XXXXafter the new 3 day right of rescission has lapsed.
BUYER - GENERAL COMMENT (xxxx-xx-xx): Hello,  Please review.  Thank you
REVIEWER - CURED COMMENT (xxxx-xx-xx): Rec'd LOE, corrected CD, evidence rescission re-opened and proof of delivery.
REVIEWER - GENERAL COMMENT (xxxx-xx-xx): Rec'd corrected CD.  Missing Letter of Explanation, Proof of Delivery,  and Re-open Rescission.
REVIEWER - GENERAL COMMENT (xxxx-xx-xx): Rec'd LOE, new RTC signed by the borrower XX/XX/XXXX Unable to clear until XX/XX/XXXXafter the new 3 day right of rescission has lapsed.
BUYER - GENERAL COMMENT (xxxx-xx-xx): Hello,  Please review.  Thank you
REVIEWER - CURED COMMENT (xxxx-xx-xx): Rec'd LOE, corrected CD, evidence rescission re-opened and proof of delivery.
REVIEWER - GENERAL COMMENT (xxxx-xx-xx): Rec'd corrected CD.  Missing Letter of Explanation, Proof of Delivery,  and Re-open Rescission.
REVIEWER - GENERAL COMMENT (xxxx-xx-xx): Rec'd LOE, new RTC signed by the borrower XX/XX/XXXX Unable to clear until XX/XX/XXXXafter the new 3 day right of rescission has lapsed.
BUYER - GENERAL COMMENT (xxxx-xx-xx): Hello,  Please review.  Thank you
REVIEWER - CURED COMMENT (xxxx-xx-xx): Rec'd LOE, corrected CD, evidence rescission re-opened and proof of delivery.
REVIEWER - GENERAL COMMENT (xxxx-xx-xx): Rec'd corrected CD.  Missing Letter of Explanation, Proof of Delivery,  and Re-open Rescission.
REVIEWER - GENERAL COMMENT (xxxx-xx-xx): Rec'd LOE, new RTC signed by the borrower XX/XX/XXXX Unable to clear until XX/XX/XXXXafter the new 3 day right of rescission has lapsed.
BUYER - GENERAL COMMENT (xxxx-xx-xx): Hello,  Please review.  Thank you
REVIEWER - CURED COMMENT (xxxx-xx-xx): Rec'd LOE, corrected CD, evidence rescission re-opened and proof of delivery.
REVIEWER - GENERAL COMMENT (xxxx-xx-xx): Rec'd corrected CD.  Missing Letter of Explanation, Proof of Delivery,  and Re-open Rescission.
REVIEWER - GENERAL COMMENT (xxxx-xx-xx): Rec'd LOE, new RTC signed by the borrower XX/XX/XXXX Unable to clear until XX/XX/XXXXafter the new 3 day right of rescission has lapsed.
BUYER - GENERAL COMMENT (xxxx-xx-xx): Hello,  Please review.  Thank you
REVIEWER - CURED COMMENT (xxxx-xx-xx): Rec'd LOE, corrected CD, evidence rescission re-opened and proof of delivery.
REVIEWER - GENERAL COMMENT (xxxx-xx-xx): Rec'd corrected CD.  Missing Letter of Explanation.
REVIEWER - GENERAL COMMENT (xxxx-xx-xx): Rec'd LOE, new RTC signed by the borrower XX/XX/XXXX Unable to clear until XX/XX/XXXXafter the new 3 day right of rescission has lapsed.
BUYER - GENERAL COMMENT (xxxx-xx-xx): Hello,  Please review.  Thank you
REVIEWER - CURED COMMENT (xxxx-xx-xx): Rec'd LOE, corrected CD, evidence rescission re-opened and proof of delivery.
REVIEWER - GENERAL COMMENT (xxxx-xx-xx): Rec'd corrected CD.  Missing Letter of Explanation.
REVIEWER - CURED COMMENT (xxxx-xx-xx): Rec'd LOE and corrected CD.
BUYER - WAIVED COMMENT (xxxx-xx-xx): DH accepts	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	xx.xx% HDTI on this Bank statement documentation loan < 40% guideline max - xx.xx% below program guideline maximum xx% LTV < 75% guideline max with up to $500,000 cash-out. xxx representative FICO score > 620 guideline minimum - xxpoints above guideline minimum Borrower on this Bank statement documentation loan has a disposable income of $XXXX > $3,100.00 guideline minimum.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	39828546	XXXX	Xxxxxxxx Xxxxx	xxxxxxx	CA	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Fee Terminology: TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on XX/XX/XXXX did not use the same fee terminology as the Loan Estimate. (FinXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure Fee Terminology: “Compliance Inspection Report” is incorrectly named. Actual fee is related to “Appraisal Re-Inspection(442).”	BUYER - WAIVED COMMENT (xxxx-xx-xx): DH Accepts	Federal Compliance - TRID Final Closing Disclosure Fee Terminology: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	39828828	XXXX	Xxxxxxxx Xxxxx	xxxxxxx	GA	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Credit Documentation - Missing Document: Credit Report Comparison not provided	24 months complete business bank statements from two different accounts were used to qualify but meets the exception policy based on compensating factors of $12,000+ residual income > $3,100 minimum guideline required, 684 FICO > 680 FICO minimum required and borrower has been self-employed for 5+ years. Gap/Credit refresh within 10 days of closing was not found in the loan file. The gap/credit refresh provided in the loan file is dated XX/XX/XXXX and the note/close date is XX/XX/XXXX.	REVIEWER - RE-GRADED COMMENT (2019-12-24): Exception in file permitting use of 2 different business accounts for qualifying income.
REVIEWER - WAIVED COMMENT (2019-12-26): Approved lender exception provided for 24 months from 2 different business accounts used for qualifying income on bank statement program with compensating factors of residual income, FICO and job stability.
REVIEWER - GENERAL COMMENT (2019-12-31): Gap report provided is not provided within 10 days of the note date.  Report provided reflects date of [REDACTED].
REVIEWER - GENERAL COMMENT (2020-01-10): Rec'd same duplicate copies of gap report dated [REDACTED] and the loan closed on [REDACTED]; gap report provided is not dated within 10 days of Note date.
REVIEWER - GENERAL COMMENT (2020-01-22): Received GAP Report dated [REDACTED]. Liabilities updated. Report is greater than 30 days post consummation. Credit exception approval provided.
															REVIEWER - WAIVED COMMENT (2020-01-28): Credit exception approval with compensating factors provided.	1				1					Borrower has job stability for 5+ years self-employed. Borrower on this 24 month business bank statement documentation loan has a residual income of $XXXX+ > $3,100 minimum required. FICO xxx > 680 minimum FICO required.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	5051603	XXXX	Xxxxxxxx Xxxxx	xxxxxxx	FL	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	513086	XXXX	Xxxxxxxx Xxxxx	xxxxxxx	CA	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 5.42 is less than Guideline PITIA months reserves of 12.00.	Verified reserves of 5.29 months are short of the required 12 months.	REVIEWER - WAIVED COMMENT (xxxx-xx-xx): Exception waiver located in file allowing use of funds in bank in Ireland as reserves for foreign national borrower. BUYER - GENERAL COMMENT (xxxx-xx-xx): [Redacted]Please review file. [Redacted] has granted an exception to utilize funds in the overseas account with the [Redacted] for reserves. Compensating factors: Time on Job of 5 years or greater [Redacted] representative FICO score > [Redacted] guideline minimum - 60 points above guideline minimum	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX018)
[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX018)
[1] Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (FinXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure Assumption: The Final Consumer CD reflects lender will not allow for assumption, however the Note has assumption language. Federal Compliance - TRID Final Closing Disclosure Closing Date: The closing date reflectsXX/XX/XXXX, however the Security Instrument was not notarized untilXX/XX/XXXX Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: The Final CD reflects Owners title policy fee of $3762 vs the Sellers CD the fee reflects $1524	REVIEWER - CURED COMMENT (xxxx-xx-xx): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower. This is the appropriate documentation required to cure the exception.
SELLER - GENERAL COMMENT (xxxx-xx-xx): Our Final CD has correct Assumption box marked and correct closing date - see upload
REVIEWER - CURED COMMENT (xxxx-xx-xx): PC CD was provided correcting the issue.  The PC CD was accompanied by a letter of explanation to the borrower.  This is the appropriate documentation required to cure the exception.
																							BUYER - WAIVED COMMENT (xxxx-xx-xx): Non-material: Seller Fees did not include any borrower closing costs that increased and were switched to seller-paid.	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	xxxrepresentative FICO score > 640 guideline minimum - xxpoints above guideline minimum Time on Job of 5 years or greater		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B